Note 2 - Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Building [Member]
Estimated residual value	0.00%
Building [Member] | Minimum [Member]
Estimated useful life (Year)	20 years
Building [Member] | Maximum [Member]
Estimated useful life (Year)	36 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life (Year)	3 years
Estimated residual value	0.00%
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life (Year)	5 years
Estimated residual value	3.00%
Automobiles [Member] | Minimum [Member]
Estimated useful life (Year)	5 years
Estimated residual value	0.00%
Automobiles [Member] | Maximum [Member]
Estimated useful life (Year)	10 years
Estimated residual value	3.00%
Leasehold Improvements [Member]
Estimated useful life (Year)	5 years
Estimated residual value	0.00%